Net income/(expense) from financial instruments designated at fair value - Net income/(expense) arising from financial instrument (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets and liabilities [Line Items]
Gains (losses) on financial assets designated at fair value	$ 3,400	$ 1,527	$ 633
Gains (losses) on financial liabilities designated at fair value	298	(4,193)	899
Net income/(expense) from financial instruments designated at fair value	3,698	(2,666)	1,532
Liabilities to customers under investment contracts
Disclosure of financial assets and liabilities [Line Items]
Gains (losses) on financial liabilities designated at fair value	(375)	(218)	34
HSBC’s long-term debt issued and related derivatives
Disclosure of financial assets and liabilities [Line Items]
Gains (losses) on financial liabilities designated at fair value	672	(3,975)	863
– changes in own credit spread on long-term debt
Disclosure of financial assets and liabilities [Line Items]
Gains (losses) on financial liabilities designated at fair value	0	(1,792)	1,002
– derivatives managed in conjunction with HSBC’s issued debt securities
Disclosure of financial assets and liabilities [Line Items]
Gains (losses) on financial liabilities designated at fair value	(273)	(1,367)	(1,997)
– other changes in fair value
Disclosure of financial assets and liabilities [Line Items]
Gains (losses) on financial liabilities designated at fair value	945	(816)	1,858
Other financial liabilities designated at fair value
Disclosure of financial assets and liabilities [Line Items]
Gains (losses) on financial liabilities designated at fair value	1	(6)	3
Derivatives managed with other financial liabilities designated at fair value
Disclosure of financial assets and liabilities [Line Items]
Gains (losses) on financial liabilities designated at fair value	0	6	(1)
Financial assets held to meet liabilities under insurance and investment contracts
Disclosure of financial assets and liabilities [Line Items]
Gains (losses) on financial assets designated at fair value	3,211	1,480	531
Other financial assets designated at fair value
Disclosure of financial assets and liabilities [Line Items]
Gains (losses) on financial assets designated at fair value	198	90	89
Derivatives managed with other financial assets designated at fair value
Disclosure of financial assets and liabilities [Line Items]
Gains (losses) on financial assets designated at fair value	$ (9)	$ (43)	$ 13